Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity File Number	001-38892
Entity Registrant Name	Beyond Air, Inc.
Entity Central Index Key	0001641631
Entity Tax Identification Number	47-3812456
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 Stewart Avenue
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Garden City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11530
City Area Code	(516)
Local Phone Number	665-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	XAIR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false